UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           7/10/2012
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       97
                                         -------------
Form 13F Information Table Value Total:   1,324,161
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corp                    COM              021441100     2064    61000 SH       Sole                    61000
America's Car-Mart Inc.        COM              03062T105     1467    37750 SH       Sole                    37750
American Business Bank         COM              02475l105      421    16038 SH       Sole                    16038
Amerisafe, Inc.                COM              03071h100     1817    70000 SH       Sole                    70000
Aqua America Inc               COM              03836w103    19106   765450 SH       Sole                   765450
Arthur J Gallagher & Co.       COM              363576109    11331   323100 SH       Sole                   323100
Bank of the Ozarks, Inc.       COM              063904106    12320   409575 SH       Sole                   409575
Bed Bath and Beyond            COM              075896100    30615   495392 SH       Sole                   495392
Berkshire Hathaway A           COM              084670108    36609      293 SH       Sole                      293
Berkshire Hathaway B           COM              084670702    12821   153858 SH       Sole                   153858
Biglari Holdings Inc.          COM              08986r101     7608    19690 SH       Sole                    19690
Brookfield Asset Management    COM              112585104    43153  1303726 SH       Sole                  1303726
Brown & Brown Inc.             COM              115236101    67633  2480129 SH       Sole                  2480129
CA Technologies                COM              12673P105     1355    50000 SH       Sole                    50000
Cambridge Bancorp              COM              132152109      538    16515 SH       Sole                    16515
Camden National Corp           COM              133034108      822    22435 SH       Sole                    22435
Carmax                         COM              143130102    23052   888685 SH       Sole                   888685
Cass Information Systems Inc.  COM              14808p109     1919    47687 SH       Sole                    47687
Clarcor Inc.                   COM              179895107      309     6424 SH       Sole                     6424
Digital River                  COM              25388b104     3324   200000 SH       Sole                   200000
Dimeco Inc.                    COM              25432w104      320     8645 SH       Sole                     8645
Donaldson Co., Inc.            COM              257651109    35741  1071057 SH       Sole                  1071057
Dr. Pepper Snapple Group Inc.  COM              26138E109     2494    57000 SH       Sole                    57000
Enterprise Financial Services  COM              293712105      561    51200 SH       Sole                    51200
EOG Resources Inc.             COM              26875p101    35807   397368 SH       Sole                   397368
Evolution Petroleum Corporatio COM              30049a107     2035   244001 SH       Sole                   244001
Exxon Mobil Corp               COM              30231G102      638     7454 SH       Sole                     7454
Fabrinet                       COM              g3323l100      565    45000 SH       Sole                    45000
Flowers Foods                  COM              343498101    10777   463919 SH       Sole                   463919
Forward Air                    COM              349853101    22681   702853 SH       Sole                   702853
Franklin Resources             COM              354613101    34147   307662 SH       Sole                   307662
General Electric Co            COM              369604103      241    11560 SH       Sole                    11560
Glenville Bank Hldg Co.        COM              37908p109      214     2756 SH       Sole                     2756
Graco                          COM              384109104    18028   391231 SH       Sole                   391231
Heartland Express              COM              422347104    31509  2201900 SH       Sole                  2201900
Hilltop Holdings               COM              432748101      473    45900 SH       Sole                    45900
Home Bancshares, Inc           COM              436893200    13072   427475 SH       Sole                   427475
Houston Wire & Cable Company   COM              44244K109     1147   104950 SH       Sole                   104950
Idex Corporation               COM              45167R104    46394  1190194 SH       Sole                  1190194
Illinois Tool Works            COM              452308109    30178   570576 SH       Sole                   570576
International Bus Mach         COM              459200101      546     2790 SH       Sole                     2790
Interpublic Group of Companies COM              460690100    12284  1132175 SH       Sole                  1132175
Inventure Foods, Inc.          COM              461212102      675   107092 SH       Sole                   107092
John Bean Technologies Corp    COM              477839104     1140    84000 SH       Sole                    84000
John Wiley & Sons              COM              968223206    60660  1238203 SH       Sole                  1238203
Johnson & Johnson              COM              478160104    15967   236333 SH       Sole                   236333
Knight Transportation Inc.     COM              499064103    23852  1491680 SH       Sole                  1491680
Landauer Inc                   COM              51476K103     3726    65000 SH       Sole                    65000
Ledyard Financial Group        COM              523338101      334    10950 SH       Sole                    10950
M & T Bank Corp                COM              55261F104    10424   126240 SH       Sole                   126240
Magnum Hunter Res Corp         COM              55973b102      247    59000 SH       Sole                    59000
Markel Corp                    COM              570535104    53453   121016 SH       Sole                   121016
Mattel Inc.                    COM              577081102     5752   177299 SH       Sole                   177299
McCormick & Co.                COM              579780206     4443    73250 SH       Sole                    73250
McGrath Rentcorp               COM              580589109    26061   983438 SH       Sole                   983438
Medidata Solutions Inc         COM              58471a105     1946    59580 SH       Sole                    59580
Mednax Inc.                    COM              58502b106    53721   783789 SH       Sole                   783789
Merchants Bancshares Inc.      COM              588448100      229     8325 SH       Sole                     8325
Meredith Corp                  COM              589433101    11874   371750 SH       Sole                   371750
Metro Bancorp Inc.             COM              59161r101      518    43075 SH       Sole                    43075
Microchip Technology Inc.      COM              595017104    17597   531951 SH       Sole                   531951
Mohawk Industries              COM              608190104    16939   242577 SH       Sole                   242577
National Instruments           COM              636518102     3277   122000 SH       Sole                   122000
NBT Bancorp Inc.               COM              628778102      213     9868 SH       Sole                     9868
OneBeacon                      COM              G67742109     9836   755418 SH       Sole                   755418
Patriot Transportation Holding COM              70337B102     1066    45305 SH       Sole                    45305
Patterson Companies Inc.       COM              703395103    41951  1217040 SH       Sole                  1217040
Penseco Financial Services     COM              709570105      205     5475 SH       Sole                     5475
Pinnacle Financial Partners    COM              72346q104     5625   288300 SH       Sole                   288300
Protective Life Corp.          COM              743674103    18411   626024 SH       Sole                   626024
Questar Corp                   COM              748356102     5436   260600 SH       Sole                   260600
Rofin-Sinar Technologies Inc.  COM              775043102     1224    64650 SH       Sole                    64650
Ross Stores Inc.               COM              778296103    68262  1092709 SH       Sole                  1092709
S Y Bancorp                    COM              785060104      459    19160 SH       Sole                    19160
SCBT Financial                 COM              78401v102    19886   564140 SH       Sole                   564140
Sigma Aldrich Corp.            COM              826552101     8132   110000 SH       Sole                   110000
Southern National Bancorp of V COM              843395104      632    83325 SH       Sole                    83325
Southwestern Energy Co         COM              845467109     7567   237000 SH       Sole                   237000
Sterling Bancorp               COM              859158107      408    40925 SH       Sole                    40925
Strayer Education              COM              863236105     3645    33431 SH       Sole                    33431
Stryker Corp                   COM              863667101    23665   429499 SH       Sole                   429499
TCF Financial                  COM              872275102    15569  1356156 SH       Sole                  1356156
The Brick Ltd                  COM              107879108      416   101800 SH       Sole                   101800
Trustco Bank Corp              COM              898349105      112    20533 SH       Sole                    20533
Ultra Petroleum Corp           COM              903914109     1615    70000 SH       Sole                    70000
US Bancorp                     COM              902973304      247     7694 SH       Sole                     7694
US Ecology, Inc.               COM              91732j102     9241   520919 SH       Sole                   520919
VCA Antech, Inc.               COM              918194101     3273   148900 SH       Sole                   148900
Washington Banking Co.         COM              937303105      594    42750 SH       Sole                    42750
Waters Corp.                   COM              941848103    31643   398175 SH       Sole                   398175
Watson Pharmaceuticals         COM              942683103      622     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106     1031    55050 SH       Sole                    55050
White Mtns Insurance           COM              g9618e107    49649    95158 SH       Sole                    95158
Winthrop Realty Trust          COM              976391300      297    24450 SH       Sole                    24450
Xilinx Inc                     COM              983919101    26041   775729 SH       Sole                   775729
Yum Brands                     COM              988498101    31141   483410 SH       Sole                   483410
Zebra Technologies A           COM              989207105    45076  1311865 SH       Sole                  1311865